Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the financial assets and liabilities measured at fair value using a market approach on a recurring basis by balance sheet categories and fair value hierarchy level as defined in Note 1E:

	December 31, 2018			December 31, 2017
(MILLIONS OF DOLLARS)	Total	Level 1	Level 2	Total	Level 1	Level 2
Financial assets measured at fair value on a recurring basis:
Short-term investments
Classified as equity securities:
Money market funds	$1,571	$—	$1,571	$2,115	$—	$2,115
Equity(a)	29	17	11	35	16	19
	1,600	17	1,583	2,150	16	2,134
Classified as available-for-sale debt securities:
Government and agency—non-U.S.	9,609	—	9,609	12,242	—	12,242
Corporate and other	5,482	—	5,482	3,120	—	3,120
	15,091	—	15,091	15,362	—	15,362
Total short-term investments	16,691	17	16,674	17,512	16	17,496
Other current assets
Derivative assets:
Interest rate contracts	97	—	97	104	—	104
Foreign exchange contracts	477	—	477	234	—	234
Total other current assets	574	—	574	337	—	337
Long-term investments
Classified as equity securities:
Equity(a)	1,223	1,193	30	1,440	1,398	42
Classified as trading securities:
Equity	50	50	—	73	73	—
	1,273	1,243	30	1,514	1,472	42
Classified as available-for-sale debt securities:
Government and agency—non-U.S.	94	—	94	387	—	387
Corporate and other	397	—	397	4,702	36	4,667
	491	—	491	5,090	36	5,054
Total long-term investments	1,764	1,243	521	6,603	1,507	5,096
Other noncurrent assets
Derivative assets:
Interest rate contracts	335	—	335	477	—	477
Foreign exchange contracts	232	—	232	7	—	7
Total other noncurrent assets	566	—	566	484	—	484
Total assets	$19,595	$1,260	$18,335	$24,937	$1,523	$23,414

Financial liabilities measured at fair value on a recurring basis:
Other current liabilities
Derivative liabilities:
Interest rate contracts	$5	$—	$5	$1	$—	$1
Foreign exchange contracts	78	—	78	201	—	201
Total other current liabilities	82	—	82	201	—	201
Other noncurrent liabilities
Derivative liabilities:
Interest rate contracts	378	—	378	177	—	177
Foreign exchange contracts	564	—	564	313	—	313
Total other noncurrent liabilities	942	—	942	490	—	490
Total liabilities	$1,024	$—	$1,024	$691	$—	$691

(a)
As of December 31, 2018, short-term equity securities of $11 million and long-term equity securities of $29 million are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan. As of December 31, 2017, short-term equity securities of $19 million and long-term equity securities of $42 million are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

Financial Liabilities Not Measured at Fair Value on a Recurring Basis

The following table presents the financial liabilities not measured at fair value on a recurring basis, including the carrying values and estimated fair values using a market approach:
	December 31, 2018			December 31, 2017
	Carrying Value	Estimated Fair Value		Carrying Value	Estimated Fair Value
(MILLIONS OF DOLLARS)		Total	Level 2		Total	Level 2
Financial Liabilities
Long-term debt, excluding the current portion	$32,909	$35,260	$35,260	$33,538	$37,253	$37,253

Summary of Investments

The following table represents our investments by classification type:
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017
Short-term investments
Equity securities	$1,600	$2,150
Available-for-sale debt securities	15,091	15,362
Held-to-maturity debt securities	1,003	1,138
Total Short-term investments	$17,694	$18,650

Long-term investments
Equity securities	$1,223	$1,440
Trading equity securities	50	73
Available-for-sale debt securities	491	5,090
Held-to-maturity debt securities	59	4
Private equity investments carried at equity-method or cost	944	408
Total Long-term investments	$2,767	$7,015
Held-to-maturity cash equivalents	$199	$719

Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At December 31, 2018 and 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.
Information on investments in debt and equity securities at December 31, 2018 and December 31, 2017 is as follows, including, as of December 31, 2018, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2018								December 31, 2017
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$9,754	$7	$(58)	$9,703	$9,609	$94	$—	$9,703	$12,616	$61	$(48)	$12,629
Corporate and other(a)	5,905	—	(27)	5,878	5,482	394	3	5,878	7,859	15	(52)	7,823
Held-to-maturity debt securities
Time deposits and other	668	—	—	668	610	24	35	668	1,091	—	—	1,091
Government and agency––non-U.S.	592	—	—	592	592	—	—	592	770	—	—	770
Total debt securities	$16,920	$8	$(85)	$16,842	$16,293	$512	$38	$16,842	$22,337	$77	$(100)	$22,313
Available-for-sale equity securities(b)
Money market funds									$2,115	$—	$—	$2,115
Equity									728	586	(124)	1,190
Total available-for-sale equity securities									$2,843	$586	$(124)	$3,304

(a)	Primarily issued by a diverse group of corporations.

(b)
Upon the 2018 adoption of a new accounting standard related to financial assets and liabilities, available-for-sale equity securities were classified as equity securities. For additional information see Note 1B.

Schedule of Available-for-sale Securities Reconciliation

At December 31, 2018 and 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.
Information on investments in debt and equity securities at December 31, 2018 and December 31, 2017 is as follows, including, as of December 31, 2018, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2018								December 31, 2017
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$9,754	$7	$(58)	$9,703	$9,609	$94	$—	$9,703	$12,616	$61	$(48)	$12,629
Corporate and other(a)	5,905	—	(27)	5,878	5,482	394	3	5,878	7,859	15	(52)	7,823
Held-to-maturity debt securities
Time deposits and other	668	—	—	668	610	24	35	668	1,091	—	—	1,091
Government and agency––non-U.S.	592	—	—	592	592	—	—	592	770	—	—	770
Total debt securities	$16,920	$8	$(85)	$16,842	$16,293	$512	$38	$16,842	$22,337	$77	$(100)	$22,313
Available-for-sale equity securities(b)
Money market funds									$2,115	$—	$—	$2,115
Equity									728	586	(124)	1,190
Total available-for-sale equity securities									$2,843	$586	$(124)	$3,304

(a)	Primarily issued by a diverse group of corporations.

(b)
Upon the 2018 adoption of a new accounting standard related to financial assets and liabilities, available-for-sale equity securities were classified as equity securities. For additional information see Note 1B.

Schedule of Gains and Losses on Investment Securities

The following table presents the net unrealized gains and losses for the period that relate to equity securities still held at the reporting date, calculated as follows:
(MILLIONS OF DOLLARS)	December 31, 2018
Net gains recognized during the period on investments in equity securities(a)	$586
Less: Net gains recognized during the period on equity securities sold during the period	(109)
Net unrealized gains during the reporting period on equity securities still held at the reporting date	$477

(a)
The net gains on investments in equity securities are reported in Other (income)/deductions––net and, for 2018, include unrealized net gains on equity securities reflecting the adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 4.

Held-to-maturity Securities

At December 31, 2018 and 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.
Information on investments in debt and equity securities at December 31, 2018 and December 31, 2017 is as follows, including, as of December 31, 2018, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:

	December 31, 2018								December 31, 2017
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency––non-U.S.	$9,754	$7	$(58)	$9,703	$9,609	$94	$—	$9,703	$12,616	$61	$(48)	$12,629
Corporate and other(a)	5,905	—	(27)	5,878	5,482	394	3	5,878	7,859	15	(52)	7,823
Held-to-maturity debt securities
Time deposits and other	668	—	—	668	610	24	35	668	1,091	—	—	1,091
Government and agency––non-U.S.	592	—	—	592	592	—	—	592	770	—	—	770
Total debt securities	$16,920	$8	$(85)	$16,842	$16,293	$512	$38	$16,842	$22,337	$77	$(100)	$22,313
Available-for-sale equity securities(b)
Money market funds									$2,115	$—	$—	$2,115
Equity									728	586	(124)	1,190
Total available-for-sale equity securities									$2,843	$586	$(124)	$3,304

(a)	Primarily issued by a diverse group of corporations.

(b)
Upon the 2018 adoption of a new accounting standard related to financial assets and liabilities, available-for-sale equity securities were classified as equity securities. For additional information see Note 1B.

Schedule of Short-term Borrowings

Short-term borrowings include:
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017
Commercial paper	$3,100	$6,100
Current portion of long-term debt, principal amount(a)	4,781	3,532
Other short-term borrowings, principal amount(b)	966	320
Total short-term borrowings, principal amount	8,847	9,951
Net fair value adjustments related to hedging and purchase accounting	(5)	14
Net unamortized discounts, premiums and debt issuance costs	(11)	(12)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	$8,831	$9,953

(a)	For additional information, see Note 7D.

(b)	Other short-term borrowings primarily include cash collateral. For additional information, see Note 7F.

Schedule of Long-term Debt Instruments

In 2018, we issued the following senior unsecured notes:
(MILLIONS OF DOLLARS)
Maturity Date	Interest Rate	Principal
September 2021	3.000% notes(a)	$1,000
September 2023	Floating rate notes (LIBOR plus 0.33%)(b)	300
September 2023	3.200% notes(a)	1,000
September 2028	3.600% notes(a)	1,000
September 2038	4.100% notes(a)	700
September 2048	4.200% notes(a)	1,000
Total long-term debt issued(c)		$5,000

(a)	Fixed rate notes may be redeemed by us at any time, in whole, or in part, at varying redemption prices plus accrued and unpaid interest.

(b)	Floating rate notes may not be redeemed by their terms prior to maturity.

(c)	The weighted-average effective interest rate for the notes at issuance was 3.56%.

The following table provides the components of our senior unsecured long-term debt, including the weighted-average stated interest rate for 2018 and 2017 by maturity:
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017
Notes due 2019 (1.3%)(a)	$—	$4,848
Notes due 2020 (1.2% and 1.1%)	1,474	1,528
Notes due 2021 (3.4% and 3.5%)	4,459	3,550
Notes due 2022 (0.3%)	1,145	1,199
Notes due 2023 (3.6% and 4.3%)	2,892	1,592
Notes due 2024 (4.4%)	1,500	1,500
Notes due 2026-2028 (3.3% and 3.2%)	5,718	4,759
Notes due 2034 (6.5%)	750	750
Notes due 2036-2039 (6.0% and 6.2%)	7,301	6,636
Notes due 2040-2044 (3.8%)	4,004	4,106
Notes due 2046-2048 (4.2%)	3,315	2,315
Total long-term debt, principal amount	32,558	32,783
Net fair value adjustments related to hedging and purchase accounting	479	872
Net unamortized discounts, premiums and debt issuance costs	(136)	(125)
Other long-term debt	7	8
Total long-term debt, carried at historical proceeds, as adjusted	$32,909	$33,538
Current portion of long-term debt, carried at historical proceeds (not included above (1.3% and 2.4%))	$4,776	$3,546

(a)	At December 31, 2018, the debt issuances have been reclassified to the current portion of long-term debt.

Schedule of Derivative Financial Instruments

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2018			December 31, 2017
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$22,984	$654	$586	$18,723	$179	$459
Interest rate contracts	11,145	432	383	12,430	581	178
		1,085	968		760	637

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$15,154	55	55	$14,300	62	54

Total		$1,140	$1,024		$822	$691

(a)	As of December 31, 2018, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.8 billion.

Schedule of Derivative Assets at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2018			December 31, 2017
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$22,984	$654	$586	$18,723	$179	$459
Interest rate contracts	11,145	432	383	12,430	581	178
		1,085	968		760	637

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$15,154	55	55	$14,300	62	54

Total		$1,140	$1,024		$822	$691

(a)	As of December 31, 2018, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.8 billion.

Schedule of Derivative Liabilities at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2018			December 31, 2017
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$22,984	$654	$586	$18,723	$179	$459
Interest rate contracts	11,145	432	383	12,430	581	178
		1,085	968		760	637

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$15,154	55	55	$14,300	62	54

Total		$1,140	$1,024		$822	$691

(a)	As of December 31, 2018, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.8 billion.

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b)		Amount of Gains/(Losses) Recognized in OCI(a), (c)		Amount of Gains/(Losses) Reclassified from OCI into OID and COS(a), (c)
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign exchange contracts(d)	$—	$(6)	$80	$(12)	$(182)	$520
Amount excluded from effectiveness testing recognized in earnings based on an amortization approach	—		140		153

Derivative Financial Instruments in Fair Value Hedge Relationships:
Interest rate contracts	(348)	(60)	—	—	—	—
Hedged item gain	348	60	—	—	—	—
Foreign exchange contracts	5	(19)	—	—	—	—
Hedged item gain/(loss)	(5)	19	—	—	—	—

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign exchange contracts	—	—	175	—	—	—
The portion of gains/(losses) on foreign exchange contracts excluded from the assessment of hedge effectiveness	—		77		68

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	68	—	—	—
Foreign currency long-term debt(e)	—	—	149	(580)	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign exchange contracts	136	(87)	—	—	—	—
All other net	—	—	(1)	2	2	1
	$136	$(93)	$688	$(591)	$41	$520

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. COS = Cost of Sales, included in Cost of sales in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)	For 2017, there is no significant ineffectiveness.

(c)
For derivative financial instruments in cash flow hedge relationships, the gains and losses are included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments, net.

(d)
Based on year-end foreign exchange rates that are subject to change, we expect to reclassify a pre-tax gain of $156 million within the next 12 months into Cost of sales. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $1.8 billion U.K. pound debt maturing in 2043.

(e)
Short-term borrowings include foreign currency short-term borrowings with carrying values of $1.4 billion as of December 31, 2018, which are used as hedging instruments in net investment hedges. Long-term debt includes foreign currency long-term borrowings with carrying values of $3.2 billion as of December 31, 2018, which are used as hedging instruments in net investment hedges.

Schedule of Amounts Recorded In Balance Sheet Related to Cumulative Adjustments for Fair Value Hedges

The following table provides the total amount of each income and expense line in which the results of fair value or cash flow hedges are recorded:
(MILLIONS OF DOLLARS)	December 31, 2018
Cost of sales	$11,248
Other (income)/deductions—net	2,116

The following table provides the amounts recorded in our consolidated balance sheet related to cumulative basis adjustments for fair value hedges:
	Carrying Amount of Hedged Assets/Liabilities	Cumulative Amount of Fair Value Hedging Adjustment Gains/(Losses) Included in the Carrying Amount of the Hedged Assets/Liabilities
(MILLIONS OF DOLLARS)	December 31, 2018	December 31, 2018
Long-term investments	$45	$(1)
Short-term borrowings, including current portion of long-term debt	1,499	5
Long-term debt	9,952	45

Schedule of Amounts Recorded In Balance Sheet Related to Cumulative Adjustments for Cash Flow Hedges

The following table provides the total amount of each income and expense line in which the results of fair value or cash flow hedges are recorded:
(MILLIONS OF DOLLARS)	December 31, 2018
Cost of sales	$11,248
Other (income)/deductions—net	2,116